3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of accounts of the Company and its subsidiaries

	% of ownership	Jurisdiction	Nature of operations

MAEPA Empreendimentos Mineiros e Participacoes Lda	100%	Portugal	Exploration
Innomatik Exploration Kosovo LLC	100%	Kosovo	Exploration
AVU Kosova LLC	100%	Kosovo	Exploration
Avrupa Holdings Inc. (1)	100%	Barbados	Holding
Avrupa Portugal Holdings Inc. (1)	100%	Barbados	Holding
Avrupa Kosovo Holdings Inc. (1)	100%	Barbados	Holding